Stock Plans, Share-Based Payments and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	40,000,000		40,000,000	40,000,000
Options outstanding			826,126	752,367		510,309
Stock options granted			127,017	256,849
Share-based compensation expense			$ 525	$ 456
Weighted-average fair value of options granted			$ 4.32	$ 3.24
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value			$ 441	$ 170
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, aggregate intrinsic value			$ 425	$ 162
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term			7 years 2 months 30 days	7 years 9 months 18 days
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	$ 1,193		$ 1,311
Employee service share-based compensation, nonvested awards, compensation recognized at the time of certain performance conditions met	230		230
Stock based compensation recognized amortization cost	$ 963		$ 1,081
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years		2 years 2 months 12 days
Fair value of restricted stock			$ 377	$ 345
Selling, general and administrative expense	$ 1,503	$ 1,260	$ 4,517	$ 3,298
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			49,890	90,787
Share-based compensation expense	15	112	$ 460	$ 316
Weighted-average fair value of options granted			$ 5.58	$ 4.48
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 87
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				6 months
Selling, general and administrative expense	14	100	416	$ 264
Research and Development Expense	$ 1	$ 12	44	52
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			500	426
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 25	$ 30
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized for awards					777,777
2015 Equity Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			707,756
Stock option plan terms and description			The options issued to employees expire on various dates between April 15, 2025 and December 31, 2028
Stock option vesting term description			Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight-line vesting of two or four years.
Stock options granted			711,090
Stock options will vest upon the specified performance condition is met			205,057
2015 Equity Incentive Plan [Member] | Options [Member] | Option and Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants			51,213
2015 Equity Incentive Plan [Member] | Options [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			3,334
Stock option plan terms and description			Will expire on May 31, 2021
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized				1,111,111
Stock options contractual term					10 years
2004 Stock Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			115,036
Stock option plan terms and description			The options expire on various dates between January 6, 2019 and March 26, 2024.
Stock option vesting term description			Options currently outstanding are fully vested
2004 Stock Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			49,726
Stock option plan terms and description			Options expire at various dates between March 24, 2021 and November 17, 2024